FINANCIAL STATEMENT EFFECTS OF RATE REGULATION (Details) (CAD) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
Amount of OPEB costs permitted to be recovered as per the rate order received from the OEB		89
Term for collection of OPEB costs in rates commencing from 2013		20 years
Amount written off, net of tax, presented as an extraordinary loss			262
Canadian Mainline
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
Regulatory assets		470
Southern Lights
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
Term of transportation contracts		15 years
After-tax ROE (as a percent)		10.00%
Percentage of debt		70.00%
Percentage of equity		30.00%
Enbridge Gas Distribution
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
After-tax ROE (as a percent)		8.40%	8.40%	8.40%
Percentage of equity		36.00%	36.00%	36.00%
Amount of OPEB costs permitted to be recovered as per the rate order received from the OEB	89
Amount of OPEB costs after tax, permitted to be recovered as per the rate order received from the OEB	63
Term for collection of OPEB costs in rates commencing from 2013		20 years
Enbridge Gas New Brunswick
GENERAL INFORMATION ON RATE REGULATION AND ITS EFFECTS
Deferred regulatory asset written off			180
Regulatory asset written off with respect to capitalized operating costs			103
Amount of income tax recovery of regulatory asset written off with respect to capitalized operating costs			21
Amount written off, net of tax, presented as an extraordinary loss			262